Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	B. Riley Principal Merger Corp. II
Entity Central Index Key	0001805077
Amendment Flag	true
Amendment Description	This registration statement registers the resale of up to 4,000,000 shares of Class A common stock (the “PIPE Shares”), par value $0.0001 per share (the “Class A common stock”) of B. Riley Principal Merger Corp. II, a Delaware corporation (“BMRG”), by the selling stockholders named in this prospectus (or their permitted transferees) (the “Selling Stockholders”), who are to be issued the PIPE Shares in a private placement immediately prior to the closing of BMRG’s proposed business combination (the “business combination”) with BMRG Merger Sub, LLC (“Merger Sub I”), BMRG Merger Sub II, LLC (“Merger Sub II”), Eos Energy Storage LLC (“Eos”), New Eos Energy LLC (“Newco”) and AltEnergy Storage VI, LLC (“AltEnergy”). In connection with the closing of the business combination, each share of Class A common stock, including the PIPE Shares, will be reclassified as a share of common stock, par value $0.0001 per share (“common stock”). The PIPE Shares will not be issued and outstanding at the time of the special meeting of BMRG’s stockholders relating to the business combination. Further, the holders of the PIPE Shares will not receive any proceeds from the trust account established in connection with BMRG’s initial public offering in the event BMRG does not consummate an initial business combination by the November 22, 2021 deadline set forth in its current certificate of incorporation. In the event the business combination is not approved by BMRG stockholders or the other conditions precedent to the consummation of the business combination are not met or waived, then the PIPE Shares will not be issued and BMRG will seek to withdraw this registration statement prior to its effectiveness.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	DE
Entity Extransition Period	false